DERIVATIVE FINANCIAL INSTRUMENTS - Foreign Exchange Contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 19,740	$ 9,915
Colombian peso
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 49	$ 0
Average exchange rate (USD to FC)	3,359.91	0.00
South Korean won
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 68	$ 0
Average exchange rate (USD to FC)	1,265.03	0.00
Peruvian dollar
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 7	$ 0
Average exchange rate (USD to FC)	3.41	0.00
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 6,261	$ 1,652
Foreign exchange contracts | Australian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 682	$ 184
Average exchange rate (USD to FC)	1.45	1.33
Foreign exchange contracts | Brazilian real
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 89	$ 35
Average exchange rate (USD to FC)	4.06	3.99
Foreign exchange contracts | British pounds
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 650	$ 131
Average exchange rate (USD to FC)	0.77	0.78
Foreign exchange contracts | Canadian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 2,037	$ 940
Average exchange rate (USD to FC)	1.30	1.32
Foreign exchange contracts | Chinese yuan
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 1	$ (15)
Average exchange rate (USD to FC)	6.97	7.16
Foreign exchange contracts | European Union euros
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 782	$ 44
Average exchange rate (USD to FC)	0.88	0.85
Foreign exchange contracts | Indian rupees
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 189	$ 188
Average exchange rate (USD to FC)	73.33	74.09
Foreign exchange contracts | Japanese yen
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 14	$ 4
Average exchange rate (USD to FC)	104.19	110.14
Foreign exchange contracts | Mexican pesos
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 10	$ (5)
Average exchange rate (USD to FC)	18.90	19.75
Foreign exchange contracts | Norwegian krone
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 52	$ 53
Average exchange rate (USD to FC)	8.87	7.96
Foreign exchange contracts | South Africa rand
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 3	$ 3
Average exchange rate (USD to FC)	14.05	14.48
Foreign exchange contracts | Swedish krona
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 1,578	$ 94
Average exchange rate (USD to FC)	9.10	7.87
Foreign exchange contracts | Swiss franc
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 50	$ (4)
Average exchange rate (USD to FC)	0.97	1.00